UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	WASHINGTON, D.C.  20549

	FORM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment	[ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		DAFNA Capital Management, LLC
Address:	10990 Wilshire Boulevard, Suite 1400
		Los Angeles, CA 90024

13F File Number:	28-12327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Nathan Fischel
Title:	CEO & CCO
Phone:	(310) 954-3200
Signature, Place, and Date of Signing:


Nathan Fischel, MD, CFA		Los Angeles, CA		May 12, 2010

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number         Name

28 -
    ----------------------   ---------------------------------------
 [Repeat as necessary.]


SEC 1685 (3-01)     Persons  who  respond  to  the   collection  of  information
                    contained in this form are not required to respond unless the form displays a currently valid OMB control number.

	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	1

Form 13F Information Table Entry Total:	36

Form 13F Information Table Value Total:	$49,841
                                        ---------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.      Form 13F File Number    Name

      1        28 - 12328               Nathan Fischel
      -------       ------------------  --------------------------------
      [Repeat as necessary.]

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--------------------------------- -------- ---------- -------- --------------------- ------------------- -------------------------
          Column 1                 Column   Column    Column           Column         Column    Column            Column 8
                                      2        3         4                5              6         7
--------------------------------- -------- ---------- -------- --------------------- ------------------- -------------------------
                                                                                                              Voting Authority
--------------------------------- -------- ---------- -------- --------------------- ---------- -------- -------------------------
                                   TITLE
                                    OF                 VALUE      SHRS OR   SH/  PUT/ INVESTMENT  OTHER
      NAME OF ISSUER               CLASS     CUSIP    (x$1000)    PRN AMT   PRN  CALL DISCRETION MANAGERS   SOLE    SHARED   NONE
--------------------------------- -------- ---------- -------- ------------ ---- ---- ---------- -------- --------- ------- -------

ATS MEDICAL INC			  COM	   002083103	 447	   171999    SH		Sole		   171999
AFFYMAX INC			  COM	   00826A109	1778	    75900    SH		Sole		    75900
ARADIGM CORPORATION		  COM	   038505301	  65	   433407    SH		Sole		   433407
BIOSPHERE MEDICAL INC		  COM	   09066V103	 107	    40389    SH		Sole		    40389
BIOSPECIFICS TECHNOLOGIES CORP	  COM	   090931106	2237	    80600    SH		Sole		    80600
CARDIAC SCIENCE CORPORATION	  COM	   14141A108	 145	    77803    SH		Sole		    77803
CARDICA INC			  COM	   14141R101	  17	     8777    SH		Sole		     8777
CARDIONET INC			  COM	   14159L103	2642	   345300    SH		Sole		   345300
CARDIOME PHARMA CORP		  COM	   14159U202	2805	   424300    SH		Sole		   424300
CARDIOVASCULAR SYSTEMS INC	  COM	   141619106	 468	    88209    SH		Sole		    88209
COMBIMATRIX CORPORATION		  *W	   20009T113	  20	    23266    SH		Sole		    23266
CONCEPTUS INC			  COM	   206016107	 415	    20772    SH		Sole		    20772
CYNOSURE INC			  COM	   232577205	 302	    26900    SH		Sole		    26900
CYPRESS BIOSCIENCES INC		  COM	   232674507	 109	    22200    SH		Sole		    22200
CYTOKINETICS INC		  COM	   23282W100	6659	  2080939    SH		Sole		  2080939
GENVEC INC			  COM	   37246C109	  16	    20000    SH		Sole		    20000
GILEAD SCIENCES INC		  COM	   375558103	2071	    45540    SH		Sole		    45540
HANSEN MEDICAL INC		  COM	   411307101	 160	    69900    SH		Sole		    69900
INSULET CORPORATION		  COM	   45784P101	2597	   172081    SH		Sole		   172081
ISIS PHARMACEUTICALS INC	  COM	   464330109	6932	   634244    SH		Sole		   634244
JOHNSON & JOHNSON		  COM	   478160104	 828	    12692    SH		Sole		    12692
KERYX BIOPHARMACEUTICALS INC	  COM	   492515101	 762	   278000    SH		Sole		   278000
MERGE TECHNOLOGIES INC		  COM	   589499102	 279	   135000    SH		Sole		   135000
MICROMET INC			  COM	   59509C105	 404	    50000    SH		Sole		    50000
MICRUS ENDOVASCULAR		  COM	   59518V102	1108	    56189    SH		Sole		    56189
OBAGI MEDICAL PRODUCTS INC	  COM	   67423R108	 323	    26478    SH		Sole		    26478
POZEN INC		  	  COM	   73941U102	2623	   273821    SH		Sole		   273821
RIGEL PHARMACEUTICALS INC	  COM	   766559603	1305	   163800    SH		Sole		   163800
SONOSITE INC		 	  COM	   83568G104	3860	   120200    SH		Sole		   120200
STEREOTAXIS INC			  COM	   85916J102	 750	   149800    SH		Sole		   149800
TARGACEPT INC			  COM	   87611R306	3195	   162495    SH		Sole		   162495
THERAGENICS CORP		  COM	   883375107	 301	   181151    SH		Sole		   181151
TRANS1 INC			  COM	   89385X105	1357	   417403    SH		Sole		   417403
VITAL IMAGES INC		  COM	   92846N104	 549	    33965    SH		Sole		    33965
GIVEN IMAGING LTD		  COM	   M52020100	1739	    73650    SH		Sole		    73650
PROLOR BIOTECH INC		  COM	   74344F106	 468	   106383    SH		Sole		   106383





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